Right-of-use assets	12 Months Ended
Mar. 31, 2026
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets

6.	Right-of-use assets

Information about leases for which the Group is lessees are presented below:

Commercial premises
USD

Cost
As at April 1, 2024	1,396,730
Additions	921,737
Derecognition arising from lease termination	(269,876)
Exchange difference	103,211

As at March 31, 2025/April 1, 2025	2,151,802
Exchange difference	(469,369)

As at March 31, 2026	1,682,433

Accumulated amortisation
As at April 1, 2024	916,607
Charge for the financial year	500,144
Derecognition arising from lease termination	(269,876)
Exchange difference	64,772

As at March 31, 2025/April 1, 2025	1,211,647
Charge for the financial year	474,871
Exchange difference	(537,578)

As at March 31, 2026	1,148,940

Carrying amount

As at March 31, 2026	533,493

As at March 31, 2025	940,155

The Group leases commercial premises, some of which include options to extend or terminate the leases. Management has assessed these options on a lease-by-lease basis and has excluded extension periods and early termination clauses from the lease term where it is not reasonably certain that the respective options will be exercised. Accordingly, the related lease liabilities and right-of-use assets have been measured based on the lease term excluding such optional periods.